UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-23018

Investment Company Act file number:

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2017 (Unaudited)

	NUMBER OF CONTRACTS	FAIR VALUE
PURCHASED OPTIONS - 1.7%
Call Options (a) - 0.0%
CBOE SPX Volatility Index, Expires: 08/16/17, Strike Price: $11.00	2,630	$230,125
CBOE SPX Volatility Index, Expires: 08/16/17, Strike Price: $11.50	830	58,100
CBOE SPX Volatility Index, Expires: 08/16/17, Strike Price: $12.50	75	3,937
CBOE SPX Volatility Index, Expires: 09/20/17, Strike Price: $12.50	112	15,400

		307,562

Put Options - 1.6%
DAX Index, Expires: 12/15/17, Strike Price: EUR 12,750.00	750	3,467,043
Euro Stoxx 50 Index, Expires: 12/15/17, Strike Price: EUR 3,550.00	2,700	5,625,399
FTSE 100 Index, Expires: 12/15/17, Strike Price: GBP 7,300.00	750	2,078,056
Nasdaq 100 Stock Index, Expires: 12/15/17, Strike Price: $5,675.00	80	1,171,200
Nikkei 225 Index, Expires: 12/08/17, Strike Price: JPY 16,000.00	700	380,970
Russell 2000 Index, Expires: 09/15/17, Strike Price: $1,400.00	900	1,588,500
S&P 500 Index, Expires: 12/15/17, Strike Price: $2,400.00	1,900	8,065,500

		22,376,668

	NOTIONAL VALUE	FAIR VALUE
OTC Put Options - 0.1%
Brazilian Real, Expires: 08/21/17, Strike Price: $3.05	500,000,000	979,000

TOTAL PURCHASED OPTIONS (Cost $46,876,339)		23,663,230

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 110.8%
Money Market Funds - 28.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.86% (b)	66,279,222	66,279,222
First American Government Obligations Fund - Class Z - 0.87% (b)	82,331,883	82,331,883
First American Treasury Obligations Fund - Class Z - 0.87% (b)	82,331,882	82,331,882
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.87% (b)	82,331,882	82,331,882
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.90% (b)	82,331,882	82,331,882

		395,606,751

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 82.0%
0.608%, 08/03/2017 (c)(d)	$100,000,000	99,996,667
0.544%, 08/17/2017 (c)(d)	40,000,000	39,990,489
0.664%, 08/24/2017 (c)(d)	60,000,000	59,974,892
0.600%, 09/14/2017 (c)(d)	57,000,000	56,958,897
0.898%, 09/21/2017 (c)(d)	90,000,000	89,887,162
0.904%, 10/05/2017 (c)(d)	16,000,000	15,969,824
0.687%, 10/12/2017 (c)(d)	80,000,000	79,827,760
0.713%, 11/09/2017 (c)(d)	50,000,000	49,851,500
0.831%, 12/07/2017 (c)(d)	82,000,000	81,698,568
0.784%, 01/04/2018 (c)(d)	125,000,000	124,422,500
0.878%, 02/01/2018 (c)(d)	142,500,000	141,697,725
0.947%, 03/01/2018 (c)(d)	169,000,000	167,915,189
1.116%, 03/29/2018 (c)(d)	120,000,000	119,106,000

		1,127,297,173

TOTAL SHORT-TERM INVESTMENTS (Cost $1,523,601,817)		1,522,903,924

TOTAL INVESTMENTS (Cost $1,570,478,156) - 112.5%		1,546,567,154

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.5)%		(171,681,115)

TOTAL NET ASSETS - 100.0%		$1,374,886,039

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Rate shown is the 7-day effective yield.
(c)	All or a portion of this security is held as collateral for written put options.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

WRITTEN OPTIONS

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $75.50	86	$381,840
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $76.00	625	2,462,500
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $76.50	600	2,064,000
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $77.00	525	1,543,500
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $77.50	400	980,000
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $78.00	75	147,000
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $79.00	75	78,000
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $79.50	150	97,500
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $80.00	75	27,000
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $80.50	25	4,500
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $76.50	225	796,500
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $77.00	175	539,000
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $77.50	250	660,000
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $78.00	125	277,500
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $78.50	100	182,000
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $79.50	75	86,250
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $80.00	225	198,000
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $80.50	425	280,500
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $81.00	475	228,000
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $81.50	475	166,250
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $82.00	275	68,750
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $128.50	200	460,000
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $129.00	150	299,062
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $129.50	425	717,187
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $130.00	540	749,250
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $130.50	562	618,200
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $131.00	571	474,644
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $131.50	665	390,687
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $132.00	175	67,812
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $132.50	275	63,594
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $130.50	250	353,125
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $131.00	295	352,156
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $131.50	425	422,344
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $132.00	365	298,844
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $132.50	338	223,925
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $133.00	300	159,375
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $133.50	275	115,156
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $134.00	250	82,812
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $134.50	25	6,406
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $75.00	625	3,350,000
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $75.50	550	2,673,000
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $76.00	576	2,511,360
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $76.50	525	2,031,750
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $77.00	510	1,718,700
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $77.50	250	717,500
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $78.00	355	841,350
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $78.50	265	498,200
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $79.00	140	196,000
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $79.50	140	133,000
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $80.00	25	14,000
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $80.50	125	36,250
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $81.00	100	13,000
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $78.00	160	404,800

Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $78.50	285	601,350
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $79.00	160	276,800
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $79.50	230	317,400
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $80.00	289	309,230
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $80.50	350	283,500
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $81.00	405	243,000
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $81.50	175	75,250
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $82.00	200	62,000
CBOE Volatility Index, Expires 08/16/2017, Strike Price $12.00	5,000	300,000
CBOE Volatility Index, Expires 08/16/2017, Strike Price $13.00	1,100	49,500
CBOE Volatility Index, Expires 08/16/2017, Strike Price $13.50	4,700	188,000
CBOE Volatility Index, Expires 08/16/2017, Strike Price $14.00	1,000	35,000
CBOE Volatility Index, Expires 08/16/2017, Strike Price $16.00	2,500	62,500
CBOE Volatility Index, Expires 08/16/2017, Strike Price $17.00	5,000	112,500
CBOE Volatility Index, Expires 08/16/2017, Strike Price $20.00	500	6,250
CBOE Volatility Index, Expires 08/16/2017, Strike Price $25.00	2,000	15,000
CBOE Volatility Index, Expires 09/20/2017, Strike Price $21.00	700	31,500
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $1,900.00	40	64,400
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $1,950.00	20	22,800
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $2,000.00	60	42,600
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $2,050.00	180	64,800
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $2,100.00	190	30,400
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $2,150.00	100	6,000
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $2,200.00	140	2,800
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $2,250.00	120	1,200
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $2,300.00	40	400
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $2,350.00	40	400
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $1,950.00	20	39,200
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $2,000.00	100	165,000
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $2,050.00	120	164,400
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $2,100.00	120	134,400
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $2,150.00	120	110,400
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $2,200.00	60	45,000
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $2,250.00	40	24,400
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $2,300.00	20	9,800
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $132.50	70	190,837
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $135.00	165	329,175
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $137.50	140	194,250
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $140.00	220	201,300
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $142.50	160	93,000
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $145.00	55	19,800
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $147.50	30	6,750
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $150.00	100	14,250
Coffee ‘C’ Future, October 2017 Settlement, Expires 09/08/2017, Strike Price $140.00	20	49,125
Coffee ‘C’ Future, October 2017 Settlement, Expires 09/08/2017, Strike Price $142.50	100	199,875
Coffee ‘C’ Future, October 2017 Settlement, Expires 09/08/2017, Strike Price $145.00	80	129,300
Coffee ‘C’ Future, October 2017 Settlement, Expires 09/08/2017, Strike Price $147.50	60	78,075
Coffee ‘C’ Future, October 2017 Settlement, Expires 09/08/2017, Strike Price $150.00	60	62,550
Coffee ‘C’ Future, October 2017 Settlement, Expires 09/08/2017, Strike Price $152.50	1	840
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $370.00	100	45,625
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $375.00	600	213,750
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $380.00	1,085	305,156
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $385.00	1,000	218,750
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $390.00	1,050	177,187
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $395.00	881	115,631
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $400.00	833	83,300
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $405.00	250	20,312
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $410.00	300	18,750
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $420.00	650	24,375

Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $425.00	55	1,719
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $430.00	300	7,500
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $440.00	100	1,250
Corn Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $405.00	150	46,156
Corn Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $410.00	150	38,031
Corn Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $415.00	200	40,000
Corn Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $420.00	101	16,412
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $69.00	260	153,400
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $70.00	355	138,450
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $71.00	240	58,800
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $72.00	380	57,000
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $73.00	215	19,350
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $74.00	20	1,000
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $75.00	20	600
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $76.00	150	3,000
Cotton Future, November 2017 Settlement, Expires 10/20/2017, Strike Price $71.00	50	39,750
Cotton Future, November 2017 Settlement, Expires 10/20/2017, Strike Price $72.00	60	38,100
Cotton Future, November 2017 Settlement, Expires 10/20/2017, Strike Price $73.00	40	20,200
Cotton Future, November 2017 Settlement, Expires 10/20/2017, Strike Price $74.00	40	16,200
Cotton Future, November 2017 Settlement, Expires 10/20/2017, Strike Price $75.00	40	12,800
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $67.00	75	142,875
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $69.00	80	110,000
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $70.00	270	311,850
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $71.00	270	260,550
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $72.00	230	184,000
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $73.00	230	150,650
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $74.00	210	113,400
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $75.00	95	41,800
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $45.00	525	2,761,500
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $45.50	450	2,155,500
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $46.00	425	1,840,250
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $46.50	450	1,746,000
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $47.00	300	1,035,000
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $47.50	526	1,599,040
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $48.00	375	993,750
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $48.50	427	977,830
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $49.00	250	490,000
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $49.50	175	288,750
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $50.00	125	172,500
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $50.50	50	57,000
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $51.00	25	23,250
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $49.00	275	764,500
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $49.50	400	1,000,000
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $50.00	425	952,000
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $50.50	400	796,000
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $51.00	300	531,000
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $51.50	329	513,240
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $52.00	152	208,240
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $52.50	130	156,000
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $53.00	50	52,000
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $53.50	50	45,000
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $54.00	50	39,000
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $54.50	25	16,750
DAX Index, Expires 12/15/2017, Strike Price EUR 12,750.00	750	576,657
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.130	165	1,155,000
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.135	230	1,466,250
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.140	185	1,063,750
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.145	327	1,679,963
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.150	230	1,037,875

Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.155	443	1,722,163
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.160	250	818,750
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.165	150	399,375
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.170	25	51,875
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.175	25	38,125
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.180	25	25,938
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.155	200	842,500
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.160	455	1,683,500
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.165	429	1,378,163
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.170	375	1,031,250
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.175	325	759,688
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.180	275	539,688
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.185	38	62,225
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.190	25	33,750
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.195	25	27,500
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.200	25	22,188
Euro Stoxx 50 Index, Expires 12/15/2017, Strike Price EUR 3,550.00	2,700	1,879,395
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 162.50	25	12,430
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 163.00	300	92,336
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 163.50	300	53,271
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 164.00	115	12,252
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 166.00	73	1,728
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 166.50	42	497
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 167.00	22	260
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 167.50	20	237
Euro-Bund Future, October 2017 Settlement, Expires 09/22/2017, Strike Price EUR 160.50	180	89,495
Euro-Bund Future, October 2017 Settlement, Expires 09/22/2017, Strike Price EUR 161.00	230	78,959
Euro-Bund Future, October 2017 Settlement, Expires 09/22/2017, Strike Price EUR 161.50	105	23,617
FTSE 100 Index, Expires 12/15/2017, Strike Price GBP 7,300.00	750	1,781,191
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,245.00	75	219,750
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,250.00	1,250	3,187,500
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,255.00	50	110,000
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,260.00	250	470,000
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,265.00	125	200,000
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,270.00	75	101,250
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,275.00	50	56,500
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,280.00	350	332,500
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,285.00	342	270,180
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,290.00	375	247,500
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,295.00	125	68,750
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,300.00	375	172,500
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,305.00	50	19,500
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,375.00	160	8,000
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,290.00	75	98,250
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,295.00	250	290,000
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,300.00	375	390,000
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,305.00	225	207,000
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,310.00	475	384,750
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,315.00	150	106,500
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,320.00	75	47,250
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,325.00	51	28,560
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $270.00	1	4,925
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $272.00	2	8,900
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $277.00	5	16,625
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $278.00	2	6,225
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $280.00	4	10,800
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $286.00	8	13,000
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $287.00	10	14,750
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $288.00	7	9,362

HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $289.00	10	12,000
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $290.00	7	7,612
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $291.00	8	7,700
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $292.00	10	8,625
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $293.00	9	6,862
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $297.00	6	2,775
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $88.50	75	226,875
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $89.00	100	240,000
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $89.50	275	495,000
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $90.00	375	459,375
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $90.50	415	311,250
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $91.00	470	199,750
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $91.50	350	78,750
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $92.00	200	22,500
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $92.50	150	8,437
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $93.00	75	1,875
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $93.50	75	937
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $89.00	100	276,250
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $89.50	100	230,000
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $90.00	300	570,000
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $90.50	430	661,125
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $91.00	525	649,687
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $91.50	475	469,062
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $92.00	455	358,312
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $92.50	400	250,000
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $93.00	254	127,000
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $93.50	50	19,375
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $80.00	100	54,000
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $81.00	120	42,000
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $82.00	220	48,400
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $83.00	200	26,000
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $84.00	220	17,600
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $85.00	210	10,500
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $86.00	200	6,000
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $87.00	180	3,600
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $88.00	160	3,200
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $68.00	24	23,040
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $69.00	80	65,577
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $70.00	170	102,000
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $71.00	190	89,300
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $72.00	155	55,800
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $73.00	180	50,400
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $74.00	195	40,950
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $75.00	60	9,600
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $76.00	60	7,200
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $77.00	25	2,250
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $115.00	130	10,400
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $116.00	230	11,500
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $117.00	250	7,500
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $118.00	210	4,200
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $119.00	210	2,100
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $120.00	210	2,100
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $121.00	60	600
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $122.00	60	600
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $125.00	20	200
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $129.00	80	800
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $130.00	80	800
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $131.00	20	200
Live Cattle Future, October 2017 Settlement, Expires 10/06/2017, Strike Price $118.00	120	84,000

Live Cattle Future, October 2017 Settlement, Expires 10/06/2017, Strike Price $119.00	100	59,000
Live Cattle Future, October 2017 Settlement, Expires 10/06/2017, Strike Price $120.00	100	50,000
Live Cattle Future, October 2017 Settlement, Expires 10/06/2017, Strike Price $125.00	20	3,800
Live Cattle Future, December 2017 Settlement, Expires 12/01/2017, Strike Price $118.00	134	162,140
Live Cattle Future, December 2017 Settlement, Expires 12/01/2017, Strike Price $130.00	115	24,150
NASDAQ 100 Stock Index, Expires 12/15/2017, Strike Price $5,675.00	80	2,930,800
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $2.90	200	114,758
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $3.00	300	92,700
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $3.05	850	193,800
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $3.10	445	74,315
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $3.15	810	98,820
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $3.20	355	31,595
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $3.25	620	40,300
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $3.30	210	10,080
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $3.35	90	3,240
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $3.40	230	6,440
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $3.50	250	4,500
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $3.05	50	38,887
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $3.10	610	315,370
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $3.15	485	203,700
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $3.20	200	68,000
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $3.25	260	71,240
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $3.30	50	11,000
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $3.35	50	8,850
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $3.40	50	7,150
Natural Gas Future, November 2017 Settlement, Expires 10/26/2017, Strike Price $3.25	250	208,448
Nikkei 225 Index, Expires 12/08/2017, Strike Price JPY 16,000.00	700	24,382,058
Russell 2000 Index, Expires 09/15/2017, Strike Price $1,400.00	900	3,793,500
S&P 500 Index, Expires 12/15/2017, Strike Price $2,400.00	1,900	20,919,000
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $16.25	20	65,000
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $16.50	260	627,900
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $16.75	265	461,100
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $17.00	258	314,760
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $17.25	435	367,575
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $17.50	190	110,200
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $17.75	136	54,400
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $18.00	64	17,280
Silver Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $17.50	140	191,100
Silver Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $17.75	120	127,800
Silver Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $18.00	70	58,100
Silver Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $18.25	50	32,500
Silver Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $18.50	10	5,828
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $920.00	48	194,100
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $940.00	50	155,937
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $950.00	390	1,050,563
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $960.00	325	745,469
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $970.00	320	618,000
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $980.00	350	562,188
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $990.00	175	231,875
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $1,000.00	475	516,562
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $1,010.00	180	159,750
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $1,020.00	215	154,531
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $1,030.00	260	151,125
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $1,040.00	220	103,125
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $1,050.00	240	91,500
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $1,060.00	236	72,275
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $1,070.00	170	41,437
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $1,080.00	115	23,000
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $1,090.00	115	18,687

Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $1,100.00	130	17,062
Soybean Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $1,000.00	200	333,750
Soybean Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $1,050.00	150	119,063
Soybean Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $1,060.00	80	54,500
Soybean Future, November 2017 Settlement, Expires 10/27/2017, Strike Price $940.00	100	388,125
Soybean Future, November 2017 Settlement, Expires 10/27/2017, Strike Price $1,100.00	200	123,750
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $13.25	140	263,424
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $13.50	100	161,280
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $13.75	200	271,040
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $14.00	80	88,704
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $14.25	300	265,440
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $14.50	260	174,720
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $14.75	260	128,128
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $15.00	290	103,936
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $15.25	85	20,944
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $15.50	225	37,800
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $15.75	20	2,407
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $13.50	400	694,400
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $14.50	150	139,440
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $14.75	80	61,824
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $15.00	307	192,550
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $15.25	180	92,736
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $15.50	267	110,645
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $15.75	30	10,080
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $16.00	350	94,080
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $17.00	100	10,080
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $126.00	75	32,812
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $126.25	252	82,687
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $126.50	400	93,750
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $126.75	225	38,672
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $127.00	428	53,500
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $127.25	75	7,031
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $127.50	460	28,750
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $128.00	200	6,250
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $128.50	75	1,172
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $129.00	150	2,344
U.S. Treasury 10-Year Note Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $126.00	175	92,969
U.S. Treasury 10-Year Note Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $126.50	275	98,828
U.S. Treasury 10-Year Note Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $127.00	225	52,734
U.S. Treasury 10-Year Note Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $127.50	75	11,719
U.S. Treasury 10-Year Note Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $128.00	25	2,734
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $154.00	104	86,125
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $154.50	125	82,031
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $155.00	125	64,453
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $155.50	50	20,313
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $156.00	225	70,313
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $157.00	75	14,063
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $158.00	275	34,375
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $159.00	350	27,344
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $160.00	300	14,063
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $161.00	300	14,063
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $162.00	100	3,125
U.S. Treasury Long Bond Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $153.00	125	158,203
U.S. Treasury Long Bond Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $154.00	50	46,094
U.S. Treasury Long Bond Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $155.00	125	83,984
U.S. Treasury Long Bond Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $156.00	50	24,219
U.S. Treasury Long Bond Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $157.00	50	17,188
U.S. Treasury Long Bond Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $158.00	50	12,500
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $450.00	178	244,750

Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $460.00	25	25,000
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $465.00	100	85,625
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $475.00	100	60,625
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $480.00	75	37,969
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $485.00	200	83,750
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $490.00	325	111,719
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $495.00	310	87,188
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $500.00	225	52,031
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $505.00	350	65,625
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $510.00	345	53,906
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $515.00	320	40,000
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $520.00	330	33,000
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $525.00	70	5,688
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $530.00	75	5,156
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $535.00	75	4,219
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $540.00	50	2,188
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $545.00	35	1,313
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $550.00	50	1,563
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $555.00	75	1,875
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $580.00	700	8,750
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $525.00	220	100,375
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $530.00	280	110,250
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $535.00	160	55,000
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $540.00	280	84,000
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $545.00	260	68,250
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $550.00	80	18,000
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $560.00	70	11,813
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $565.00	70	10,063

TOTAL CALL OPTIONS (Premiums Received $95,681,555)		162,275,699

PUT OPTIONS
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $73.00	80	400
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $73.50	100	500
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $74.00	450	2,250
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $74.50	550	2,750
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $75.00	475	2,375
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $75.50	130	650
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $78.00	275	5,500
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $78.50	150	6,750
Australian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $79.00	100	10,000
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $73.50	75	1,125
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $74.00	133	2,660
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $74.50	100	3,000
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $75.00	25	1,000
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $75.50	50	3,000
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $76.00	125	10,000
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $76.50	50	5,000
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $77.00	250	37,500
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $77.50	300	60,000
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $78.00	531	148,680
Australian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $78.50	350	136,500
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $123.00	100	625
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $123.50	150	937
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $124.00	175	1,094
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $124.50	240	1,500
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $125.00	355	2,219
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $125.50	390	2,437
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $126.00	150	937
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $126.50	219	1,369

British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $127.00	280	1,750
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $127.50	266	1,662
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $128.00	626	3,912
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $128.50	241	1,506
British Pound Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $129.00	129	1,612
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $125.50	80	3,000
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $126.00	60	3,000
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $126.50	152	8,550
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $127.00	388	26,675
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $127.50	375	32,812
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $128.00	376	42,300
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $128.50	400	57,500
British Pound Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $129.00	175	31,719
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $72.50	150	750
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $73.00	400	2,000
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $73.50	622	3,110
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $74.00	575	2,875
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $74.50	430	2,150
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $75.00	400	2,000
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $77.50	40	400
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $78.00	110	1,650
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $78.50	130	2,600
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $79.00	79	3,160
Canadian Dollar Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $79.50	38	3,420
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $75.00	75	1,875
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $75.50	155	4,650
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $76.00	355	14,200
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $76.50	390	23,400
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $77.00	428	34,240
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $77.50	325	39,000
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $78.00	370	66,600
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $78.50	188	48,880
Canadian Dollar Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $79.00	200	74,000
CBOE Volatility Index, Expires 08/16/2017, Strike Price $11.00	2,630	151,225
CBOE Volatility Index, Expires 08/16/2017, Strike Price $11.50	830	74,700
CBOE Volatility Index, Expires 08/16/2017, Strike Price $12.50	75	12,938
CBOE Volatility Index, Expires 08/16/2017, Strike Price $13.00	900	193,500
CBOE Volatility Index, Expires 09/20/2017, Strike Price $12.50	112	15,400
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $1,700.00	60	600
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $1,750.00	370	3,700
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $1,800.00	200	2,000
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $1,850.00	365	3,650
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $1,900.00	170	1,700
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $1,950.00	200	8,000
Cocoa Future, September 2017 Settlement, Expires 08/04/2017, Strike Price $2,000.00	60	6,600
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $1,650.00	20	1,600
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $1,700.00	100	12,000
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $1,750.00	80	13,600
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $1,800.00	120	27,600
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $1,850.00	220	70,400
Cocoa Future, December 2017 Settlement, Expires 11/03/2017, Strike Price $1,900.00	227	99,880
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $117.50	20	75
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $120.00	281	2,107
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $122.50	300	4,500
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $125.00	320	8,400
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $127.50	35	1,575
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $130.00	435	37,519
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $132.50	200	39,000
Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $135.00	200	80,250

Coffee ‘C’ Future, September 2017 Settlement, Expires 08/11/2017, Strike Price $137.50	70	51,187
Coffee ‘C’ Future, October 2017 Settlement, Expires 09/08/2017, Strike Price $125.00	40	4,500
Coffee ‘C’ Future, October 2017 Settlement, Expires 09/08/2017, Strike Price $127.50	80	14,400
Coffee ‘C’ Future, October 2017 Settlement, Expires 09/08/2017, Strike Price $130.00	280	81,900
Coffee ‘C’ Future, October 2017 Settlement, Expires 09/08/2017, Strike Price $132.50	180	83,700
Corn Future, August 2017 Settlement, Expires 08/11/2017, Strike Price $370.00	100	32,500
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $340.00	250	6,250
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $345.00	600	26,250
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $350.00	550	41,250
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $355.00	1,125	140,625
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $360.00	1,150	222,812
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $365.00	1,125	330,468
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $370.00	650	272,187
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $375.00	100	56,875
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $380.00	1,085	806,968
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $385.00	100	93,125
Corn Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $395.00	180	241,875
Corn Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $360.00	50	7,990
Corn Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $365.00	220	45,375
Corn Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $370.00	250	70,312
Corn Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $375.00	150	57,187
Corn Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $380.00	50	24,687
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $62.00	20	300
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $63.00	645	16,125
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $64.00	160	7,200
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $65.00	590	47,200
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $66.00	265	38,425
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $67.00	140	35,700
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $68.00	140	58,800
Cotton Future, September 2017 Settlement, Expires 08/18/2017, Strike Price $70.00	150	144,000
Cotton Future, November 2017 Settlement, Expires 10/20/2017, Strike Price $65.00	8	4,040
Cotton Future, November 2017 Settlement, Expires 10/20/2017, Strike Price $66.00	20	13,000
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $60.00	10	1,650
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $61.00	10	2,200
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $62.00	70	20,300
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $63.00	230	86,250
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $64.00	190	92,150
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $65.00	227	140,740
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $66.00	260	204,100
Cotton Future, December 2017 Settlement, Expires 11/10/2017, Strike Price $67.00	215	209,625
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $39.00	125	1,250
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $39.50	375	3,750
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $40.50	276	2,760
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $41.00	29	290
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $41.50	428	8,560
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $42.00	427	8,540
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $42.50	175	5,250
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $43.00	250	7,500
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $43.50	325	13,000
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $44.00	325	16,250
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $44.50	200	14,000
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $45.00	125	11,250
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $45.50	125	15,000
Crude Oil Future, September 2017 Settlement, Expires 08/17/2017, Strike Price $46.00	75	12,000
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $42.00	176	24,640
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $42.50	200	34,000
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $43.00	400	84,000
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $43.50	425	106,250
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $44.00	550	165,000

Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $44.50	550	192,500
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $45.00	275	115,500
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $45.50	300	153,000
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $46.00	275	165,000
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $46.50	50	35,500
Crude Oil Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $47.00	50	42,000
DAX Index, Expires 08/04/2017, Strike Price EUR 11,900.00	10	1,036
DAX Index, Expires 08/04/2017, Strike Price EUR 11,950.00	80	11,317
DAX Index, Expires 08/04/2017, Strike Price EUR 12,000.00	230	44,789
DAX Index, Expires 08/04/2017, Strike Price EUR 12,050.00	140	37,538
DAX Index, Expires 08/04/2017, Strike Price EUR 12,100.00	130	47,784
DAX Index, Expires 08/04/2017, Strike Price EUR 12,150.00	165	82,623
DAX Index, Expires 08/04/2017, Strike Price EUR 12,200.00	225	151,822
DAX Index, Expires 08/04/2017, Strike Price EUR 12,250.00	220	195,847
DAX Index, Expires 08/04/2017, Strike Price EUR 12,300.00	120	136,871
DAX Index, Expires 08/04/2017, Strike Price EUR 12,350.00	60	84,772
DAX Index, Expires 08/11/2017, Strike Price EUR 11,850.00	50	10,121
DAX Index, Expires 08/11/2017, Strike Price EUR 11,900.00	160	39,776
DAX Index, Expires 08/11/2017, Strike Price EUR 11,950.00	240	73,301
DAX Index, Expires 08/11/2017, Strike Price EUR 12,000.00	250	94,112
DAX Index, Expires 08/11/2017, Strike Price EUR 12,050.00	220	102,221
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.100	200	1,250
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.105	305	1,906
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.110	370	2,313
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.115	220	1,375
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.120	265	1,656
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.125	243	1,519
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.130	293	1,831
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.135	350	2,188
Euro Fx Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $1.155	50	313
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.110	50	1,875
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.115	200	8,750
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.120	275	13,750
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.125	300	18,750
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.130	400	35,000
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.135	276	31,050
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.140	163	24,450
Euro Fx Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $1.145	113	21,188
Euro Stoxx 50 Index, Expires 08/04/2017, Strike Price EUR 3,350.00	300	7,813
Euro Stoxx 50 Index, Expires 08/04/2017, Strike Price EUR 3,375.00	750	29,299
Euro Stoxx 50 Index, Expires 08/04/2017, Strike Price EUR 3,400.00	1,500	99,439
Euro Stoxx 50 Index, Expires 08/04/2017, Strike Price EUR 3,425.00	1,150	140,221
Euro Stoxx 50 Index, Expires 08/04/2017, Strike Price EUR 3,450.00	800	178,990
Euro Stoxx 50 Index, Expires 08/04/2017, Strike Price EUR 3,475.00	200	78,367
Euro Stoxx 50 Index, Expires 08/11/2017, Strike Price EUR 3,375.00	275	30,601
Euro Stoxx 50 Index, Expires 08/11/2017, Strike Price EUR 3,400.00	875	141,908
Euro Stoxx 50 Index, Expires 08/11/2017, Strike Price EUR 3,425.00	1,125	266,354
Euro Stoxx 50 Index, Expires 08/11/2017, Strike Price EUR 3,450.00	600	163,953
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 160.00	50	8,287
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 160.50	75	19,533
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 161.00	300	117,196
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 161.50	300	174,018
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 162.00	220	182,305
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 163.00	35	54,277
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 163.50	74	148,922
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 164.00	112	283,732
Euro-Bund Future, September 2017 Settlement, Expires 08/25/2017, Strike Price EUR 164.50	122	375,500
Euro-Bund Future, October 2017 Settlement, Expires 09/22/2017, Strike Price EUR 157.00	55	24,741
Euro-Bund Future, October 2017 Settlement, Expires 09/22/2017, Strike Price EUR 157.50	80	46,405

Euro-Bund Future, October 2017 Settlement, Expires 09/22/2017, Strike Price EUR 158.00	155	115,598
Euro-Bund Future, October 2017 Settlement, Expires 09/22/2017, Strike Price EUR 158.50	55	52,087
Euro-Bund Future, October 2017 Settlement, Expires 09/22/2017, Strike Price EUR 159.00	55	65,109
FTSE 100 Index, Expires 08/18/2017, Strike Price GBP 7,175.00	25	7,587
FTSE 100 Index, Expires 08/18/2017, Strike Price GBP 7,200.00	165	58,779
FTSE 100 Index, Expires 08/18/2017, Strike Price GBP 7,225.00	230	97,108
FTSE 100 Index, Expires 08/18/2017, Strike Price GBP 7,250.00	340	170,467
FTSE 100 Index, Expires 08/18/2017, Strike Price GBP 7,275.00	360	213,743
FTSE 100 Index, Expires 08/18/2017, Strike Price GBP 7,300.00	340	242,242
FTSE 100 Index, Expires 08/18/2017, Strike Price GBP 7,325.00	360	306,365
FTSE 100 Index, Expires 08/18/2017, Strike Price GBP 7,350.00	320	322,989
FTSE 100 Index, Expires 08/18/2017, Strike Price GBP 7,375.00	160	191,049
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,190.00	50	1,500
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,195.00	100	4,000
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,200.00	300	15,000
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,205.00	170	10,200
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,210.00	170	11,900
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,215.00	210	18,900
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,220.00	175	21,000
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,225.00	210	31,500
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,230.00	180	34,200
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,235.00	250	62,500
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,240.00	75	24,000
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,245.00	100	42,000
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,250.00	350	189,000
Gold Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $1,260.00	200	174,000
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,215.00	25	9,250
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,220.00	50	22,000
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,225.00	100	52,000
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,230.00	75	46,500
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,235.00	100	74,000
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,240.00	150	130,500
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,245.00	250	255,000
Gold Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $1,250.00	150	178,500
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $257.00	1	37
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $259.00	2	100
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $261.00	1	62
HG Copper Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $269.00	1	125
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $86.00	25	156
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $86.50	175	1,094
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $87.00	325	2,031
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $87.50	450	2,812
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $88.00	225	1,406
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $88.50	449	5,612
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $89.00	400	7,500
Japanese Yen Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $89.50	225	8,437
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $85.00	50	937
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $85.50	50	937
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $86.00	175	5,469
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $86.50	205	8,969
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $87.00	325	24,375
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $87.50	450	50,625
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $88.00	450	73,125
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $88.50	425	106,250
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $89.00	400	150,000
Japanese Yen Future, September 2017 Settlement, Expires 09/08/2017, Strike Price $89.50	47	25,262
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $72.00	20	200
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $73.00	80	1,600
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $74.00	100	3,000

Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $75.00	140	5,600
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $76.00	200	12,000
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $77.00	220	22,000
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $78.00	185	29,600
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $79.00	225	60,750
Lean Hogs Future, August 2017 Settlement, Expires 08/14/2017, Strike Price $80.00	170	71,400
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $59.00	182	85,540
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $60.00	355	198,800
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $61.00	295	197,650
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $62.00	180	142,200
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $63.00	230	211,600
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $64.00	359	384,130
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $65.00	125	153,750
Lean Hogs Future, October 2017 Settlement, Expires 10/13/2017, Strike Price $66.00	100	139,000
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $106.00	20	800
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $107.00	30	1,500
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $108.00	30	1,800
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $109.00	60	5,400
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $110.00	155	23,250
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $111.00	140	36,400
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $112.00	265	113,950
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $113.00	140	95,200
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $114.00	49	46,550
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $115.00	1	1,280
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $117.00	65	131,950
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $118.00	100	242,000
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $119.00	60	168,600
Live Cattle Future, August 2017 Settlement, Expires 08/04/2017, Strike Price $120.00	80	256,000
Live Cattle Future, October 2017 Settlement, Expires 10/06/2017, Strike Price $104.00	75	43,500
Live Cattle Future, October 2017 Settlement, Expires 10/06/2017, Strike Price $107.00	51	45,390
Live Cattle Future, October 2017 Settlement, Expires 10/06/2017, Strike Price $112.00	30	50,700
NASDAQ 100 Stock Index, Expires 08/18/2017, Strike Price $5,730.00	50	133,250
NASDAQ 100 Stock Index, Expires 08/18/2017, Strike Price $5,740.00	50	141,500
NASDAQ 100 Stock Index, Expires 08/18/2017, Strike Price $5,750.00	50	150,500
NASDAQ 100 Stock Index, Expires 08/18/2017, Strike Price $5,760.00	50	159,750
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $2.65	150	57,450
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $2.70	730	397,850
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $2.75	620	464,380
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $2.80	830	825,020
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $2.85	1,095	1,401,600
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $2.90	275	441,925
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $2.95	75	147,900
Natural Gas Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $3.00	625	1,479,375
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $2.55	25	7,694
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $2.60	125	59,000
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $2.65	145	89,175
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $2.70	220	172,920
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $2.75	395	390,655
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $2.80	170	207,570
Natural Gas Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $2.85	160	237,120
Nikkei 225 Index, Expires 08/10/2017, Strike Price JPY 19,375.00	273	99,052
Nikkei 225 Index, Expires 08/10/2017, Strike Price JPY 19,500.00	427	193,660
Nikkei 225 Index, Expires 08/10/2017, Strike Price JPY 19,625.00	427	251,757
Nikkei 225 Index, Expires 08/10/2017, Strike Price JPY 19,750.00	348	268,311
Nikkei 225 Index, Expires 08/10/2017, Strike Price JPY 19,875.00	425	424,056
Russell 2000 Index, Expires 08/04/2017, Strike Price $1,400.00	150	20,625
Russell 2000 Index, Expires 08/04/2017, Strike Price $1,405.00	250	48,125
Russell 2000 Index, Expires 08/04/2017, Strike Price $1,410.00	425	110,500
Russell 2000 Index, Expires 08/04/2017, Strike Price $1,415.00	525	189,000

Russell 2000 Index, Expires 08/04/2017, Strike Price $1,420.00	325	160,875
S&P 500 Index, Expires 08/02/2017, Strike Price $2,450.00	125	9,687
S&P 500 Index, Expires 08/02/2017, Strike Price $2,455.00	150	14,250
S&P 500 Index, Expires 08/02/2017, Strike Price $2,460.00	275	37,812
S&P 500 Index, Expires 08/02/2017, Strike Price $2,465.00	350	74,375
S&P 500 Index, Expires 08/02/2017, Strike Price $2,470.00	425	142,375
S&P 500 Index, Expires 08/04/2017, Strike Price $2,430.00	25	2,562
S&P 500 Index, Expires 08/04/2017, Strike Price $2,435.00	250	29,375
S&P 500 Index, Expires 08/04/2017, Strike Price $2,440.00	175	24,062
S&P 500 Index, Expires 08/04/2017, Strike Price $2,445.00	200	33,000
S&P 500 Index, Expires 08/04/2017, Strike Price $2,450.00	325	66,625
S&P 500 Index, Expires 08/04/2017, Strike Price $2,455.00	325	84,500
S&P 500 Index, Expires 08/04/2017, Strike Price $2,460.00	275	92,125
S&P 500 Index, Expires 08/04/2017, Strike Price $2,465.00	75	33,000
S&P 500 Index, Expires 08/04/2017, Strike Price $2,470.00	75	43,500
S&P 500 Index, Expires 08/07/2017, Strike Price $2,440.00	50	11,000
S&P 500 Index, Expires 08/07/2017, Strike Price $2,445.00	50	12,250
S&P 500 Index, Expires 08/07/2017, Strike Price $2,450.00	200	59,000
S&P 500 Index, Expires 08/07/2017, Strike Price $2,455.00	188	69,748
S&P 500 Index, Expires 08/07/2017, Strike Price $2,460.00	225	105,750
S&P 500 Index, Expires 08/07/2017, Strike Price $2,465.00	100	58,200
S&P 500 Index, Expires 08/07/2017, Strike Price $2,470.00	125	95,000
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $14.75	60	1,800
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $15.00	60	2,400
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $15.25	140	8,400
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $15.50	60	6,000
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $15.75	139	24,325
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $16.00	265	84,800
Silver Future, September 2017 Settlement, Expires 08/28/2017, Strike Price $16.25	520	299,000
Silver Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $15.75	70	35,700
Silver Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $16.00	140	106,400
Silver Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $16.25	178	195,800
Silver Future, October 2017 Settlement, Expires 09/26/2017, Strike Price $16.50	60	93,067
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $850.00	125	1,562
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $860.00	490	6,125
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $870.00	410	5,125
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $880.00	320	6,000
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $890.00	460	11,500
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $900.00	80	3,000
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $910.00	80	4,000
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $920.00	170	11,688
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $940.00	50	7,188
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $950.00	50	10,938
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $960.00	120	38,250
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $970.00	120	54,750
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $980.00	135	85,219
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $990.00	150	127,500
Soybean Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $1,000.00	25	27,812
Soybean Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $940.00	80	23,500
Soybean Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $950.00	240	93,000
Soybean Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $960.00	230	117,875
Soybean Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $970.00	200	131,250
Soybean Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $980.00	240	202,500
Soybean Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $990.00	120	127,500
Soybean Future, November 2017 Settlement, Expires 10/27/2017, Strike Price $940.00	140	73,500
Soybean Future, November 2017 Settlement, Expires 10/27/2017, Strike Price $950.00	140	91,875
Soybean Future, November 2017 Settlement, Expires 10/27/2017, Strike Price $960.00	160	129,000
Soybean Future, November 2017 Settlement, Expires 10/27/2017, Strike Price $970.00	160	158,000
Soybean Future, November 2017 Settlement, Expires 10/27/2017, Strike Price $980.00	140	167,125

Soybean Future, November 2017 Settlement, Expires 10/27/2017, Strike Price $990.00	120	171,000
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $11.75	10	112
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $12.00	50	560
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $12.25	20	224
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $12.50	230	2,576
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $12.75	240	2,688
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $13.00	100	1,120
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $13.25	60	1,344
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $13.50	145	4,872
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $13.75	185	10,360
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $14.00	265	23,744
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $14.25	245	35,672
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $14.50	60	14,612
Sugar Future, September 2017 Settlement, Expires 08/15/2017, Strike Price $15.00	100	45,920
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $12.00	100	2,240
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $12.50	570	25,536
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $12.75	120	6,720
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $13.00	575	45,080
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $13.25	200	22,400
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $13.50	740	116,032
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $13.75	120	25,536
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $14.00	450	126,000
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $14.25	140	51,744
Sugar Future, October 2017 Settlement, Expires 09/15/2017, Strike Price $14.50	100	47,040
Sugar Future, November 2017 Settlement, Expires 10/16/2017, Strike Price $14.25	10	2,464
Sugar Future, November 2017 Settlement, Expires 10/16/2017, Strike Price $14.50	20	6,663
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $123.50	25	781
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $124.00	225	14,062
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $124.25	150	11,719
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $124.50	400	37,500
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $124.75	150	21,094
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $125.00	525	98,438
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $125.25	125	31,250
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $125.50	425	139,453
U.S. Treasury 10-Year Note Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $126.00	100	54,688
U.S. Treasury 10-Year Note Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $123.00	50	5,469
U.S. Treasury 10-Year Note Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $123.50	100	15,625
U.S. Treasury 10-Year Note Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $124.00	200	46,875
U.S. Treasury 10-Year Note Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $124.50	250	85,938
U.S. Treasury 10-Year Note Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $125.00	125	62,500
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $149.00	196	39,813
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $149.50	125	31,250
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $150.00	250	82,031
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $150.50	175	73,828
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $151.00	375	199,219
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $151.50	75	50,391
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $152.00	250	210,938
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $153.00	375	480,469
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $154.00	325	604,297
U.S. Treasury Long Bond Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $155.00	200	509,375
U.S. Treasury Long Bond Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $146.00	50	14,844
U.S. Treasury Long Bond Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $147.00	50	20,313
U.S. Treasury Long Bond Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $148.00	125	72,266
U.S. Treasury Long Bond Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $149.00	250	203,125
U.S. Treasury Long Bond Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $150.00	200	221,875
U.S. Treasury Long Bond Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $151.00	125	187,500
U.S. Treasury Long Bond Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $152.00	175	344,531
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $410.00	80	500
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $415.00	100	1,250

Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $435.00	40	2,000
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $440.00	145	10,875
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $445.00	167	17,744
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $450.00	253	37,950
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $455.00	230	48,875
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $460.00	280	77,000
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $465.00	300	114,375
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $470.00	520	260,000
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $475.00	298	188,113
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $480.00	300	234,375
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $485.00	250	235,938
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $490.00	225	251,719
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $495.00	215	280,844
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $500.00	190	286,188
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $520.00	100	237,500
Wheat Future, September 2017 Settlement, Expires 08/25/2017, Strike Price $525.00	150	390,938
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $470.00	70	17,500
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $475.00	220	71,500
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $480.00	160	66,000
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $485.00	160	82,000
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $490.00	160	100,000
Wheat Future, October 2017 Settlement, Expires 09/22/2017, Strike Price $495.00	60	45,000

TOTAL PUT OPTIONS (Premiums Received $57,083,709)		37,729,357

	NOTIONAL VALUE	FAIR VALUE
OTC CALL OPTIONS
Brazilian Real, Expires 08/01/2017, Strike Price $3.15	1,000,000	380
Brazilian Real, Expires 08/09/2017, Strike Price $3.31	50,000,000	9,550
Brazilian Real, Expires 08/10/2017, Strike Price $3.20	150,000,000	242,550
Brazilian Real, Expires 08/10/2017, Strike Price $3.29	200,000,000	66,800
Brazilian Real, Expires 08/16/2017, Strike Price $3.20	100,000,000	304,100
Brazilian Real, Expires 08/17/2017, Strike Price $3.19	50,000,000	188,750
Brazilian Real, Expires 08/17/2017, Strike Price $3.20	50,000,000	176,850
Brazilian Real, Expires 08/17/2017, Strike Price $3.20	35,000,000	115,150
Brazilian Real, Expires 08/17/2017, Strike Price $3.21	100,000,000	324,300
Brazilian Real, Expires 08/23/2017, Strike Price $3.18	150,000,000	948,300
Brazilian Real, Expires 08/24/2017, Strike Price $3.16	100,000,000	847,900
Korean Won, Expires 08/04/2017, Strike Price $1,129.15	60,000,000	80,880
Mexican Peso, Expires 08/04/2017, Strike Price $18.40	100,000,000	6,300
Mexican Peso, Expires 08/04/2017, Strike Price $18.46	100,000,000	4,000
Mexican Peso, Expires 08/04/2017, Strike Price $18.47	100,000,000	3,500
Mexican Peso, Expires 08/04/2017, Strike Price $18.80	150,000,000	300
Mexican Peso, Expires 08/08/2017, Strike Price $18.44	100,000,000	20,100
Mexican Peso, Expires 08/17/2017, Strike Price $18.25	100,000,000	235,600
Mexican Peso, Expires 08/17/2017, Strike Price $18.25	150,000,000	353,400
Mexican Peso, Expires 08/17/2017, Strike Price $18.40	100,000,000	139,800
Mexican Peso, Expires 08/24/2017, Strike Price $18.02	100,000,000	724,200
Mexican Peso, Expires 08/24/2017, Strike Price $18.05	150,000,000	1,003,650
Mexican Peso, Expires 08/24/2017, Strike Price $18.10	150,000,000	878,550
Mexican Peso, Expires 08/25/2017, Strike Price EUR 20.80	100,000,000	2,672,302
Mexican Peso, Expires 08/29/2017, Strike Price $18.00	100,000,000	892,100
Norwegian Krone, Expires 08/17/2017, Strike Price EUR 9.47	50,000,000	80,498
Polish Zloty, Expires 08/23/2017, Strike Price EUR 4.27	100,000,000	596,870
Russian Ruble, Expires 08/04/2017, Strike Price $60.43	50,000,000	121,950
South African Rand, Expires 08/01/2017, Strike Price $14.00	100,000,000	—
South African Rand, Expires 08/22/2017, Strike Price $13.10	50,000,000	936,350
Swedish Krona, Expires 08/01/2017, Strike Price EUR 9.70	15,000,000	—
Swedish Krona, Expires 08/03/2017, Strike Price EUR 9.62	50,000,000	20,539
Swedish Krona, Expires 08/24/2017, Strike Price NOK 1.03	225,000,000	197,676
Swedish Krona, Expires 08/30/2017, Strike Price NOK 1.02	931,000,000	1,056,172
Turkish Lira, Expires 08/04/2017, Strike Price $3.63	50,000,000	5,750
Turkish Lira, Expires 08/23/2017, Strike Price EUR 4.17	50,000,000	799,950

TOTAL OTC CALL OPTIONS (Premiums Received $29,323,593)		14,055,067

OTC PUT OPTIONS
Brazilian Real, Expires 08/09/2017, Strike Price $3.31	50,000,000	2,921,350
Brazilian Real, Expires 08/17/2017, Strike Price $3.19	50,000,000	1,233,900
Brazilian Real, Expires 08/17/2017, Strike Price $3.20	50,000,000	1,293,850
Brazilian Real, Expires 08/17/2017, Strike Price $3.20	35,000,000	952,980
Brazilian Real, Expires 08/21/2017, Strike Price $3.15	250,000,000	3,730,500
Korean Won, Expires 08/11/2017, Strike Price $1,112.00	40,000,000	109,840
Norwegian Krone, Expires 08/04/2017, Strike Price EUR 9.22	100,000,000	69,371
Norwegian Krone, Expires 08/07/2017, Strike Price EUR 9.30	30,000,000	100,146
Norwegian Krone, Expires 08/17/2017, Strike Price EUR 9.30	100,000,000	639,132
Swedish Krona, Expires 08/01/2017, Strike Price EUR 9.70	15,000,000	262,394
Swedish Krona, Expires 08/03/2017, Strike Price EUR 9.51	100,000,000	73,514
Swedish Krona, Expires 08/03/2017, Strike Price EUR 9.62	50,000,000	428,889
Swedish Krona, Expires 08/04/2017, Strike Price EUR 9.50	100,000,000	82,155
Swedish Krona, Expires 08/04/2017, Strike Price EUR 9.50	50,000,000	41,078
Swedish Krona, Expires 08/24/2017, Strike Price NOK 1.03	225,000,000	183,340
Swedish Krona, Expires 08/30/2017, Strike Price NOK 1.02	931,000,000	735,768

TOTAL OTC PUT OPTIONS (Premiums Received $8,495,462)		12,858,207

PAYER SWAPTIONS
CDX.HY, Expires 08/16/2017, Strike Price $104.00	450,000,000	126,450
CDX.HY, Expires 08/16/2017, Strike Price $106.00	600,000,000	375,000
CDX.HY, Expires 08/16/2017, Strike Price $106.50	100,000,000	96,400
CDX.HY, Expires 09/20/2017, Strike Price $98.00	400,000,000	173,200
CDX.IG, Expires 08/16/2017, Strike Price 62.50 bps	1,500,000,000	381,000
CDX.IG, Expires 08/16/2017, Strike Price 65.00 bps	500,000,000	76,500
CDX.IG, Expires 08/16/2017, Strike Price 70.00 bps	500,000,000	38,000
CDX.IG, Expires 08/16/2017, Strike Price 75.00 bps	1,000,000,000	48,000
CDX.IG, Expires 09/20/2017, Strike Price 70.00 bps	350,000,000	154,000

TOTAL PAYER SWAPTIONS (Premiums Received $5,211,500)		1,468,550

TOTAL WRITTEN OPTIONS (Premiums Received $195,795,819)		$228,386,880

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

OPEN FUTURES CONTRACTS

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Brent Crude, January 2018 Settlement	121	$6,427,520	$(434,519)
Cocoa, December 2017 Settlement	44	918,280	(10,963)
Coffee ‘C’, September 2017 Settlement	63	3,289,781	(255,888)
Coffee ‘C’, December 2017 Settlement	132	7,066,125	(422,518)
Corn, December 2017 Settlement	285	5,482,688	342,346
Cotton No.2, December 2017 Settlement	308	10,604,440	(222,503)
DAX Index, September 2017 Settlement	236	84,577,562	354,354
Euro Stoxx 50 Index, September 2017 Settlement	1,823	74,388,344	(27,085)
Euro-Bund, September 2017 Settlement	474	90,873,286	(369,270)
FTSE 100 Index, September 2017 Settlement	639	61,630,383	(49,527)
FTSE MIB Index, September 2017 Settlement	143	18,180,979	(376,969)
FTSE/JSE Index, September 2017 Settlement	724	26,846,577	(1,643,441)
Globex Natural Gas, September 2017 Settlement	47	1,313,180	26,085
Henry Hub Natural Gas, September 2017 Settlement	238	1,662,430	19,227
KC HRW Wheat, December 2017 Settlement	263	6,601,300	394,362
KOSPI Index, September 2017 Settlement	705	49,596,645	(1,041,340)
Lean Hogs, October 2017 Settlement	58	1,531,780	44,401
Live Cattle, October 2017 Settlement	180	8,060,400	9,058
Nasdaq 100 E-mini Index, September 2017 Settlement	240	28,236,000	(701,660)
Natural Gas, September 2017 Settlement	986	27,548,840	57,162
Nikkei 225 Index, September 2017 Settlement	720	130,226,314	170,863
NY Harbor ULSD, January 2018 Settlement	93	6,538,644	(632,130)
OMXS30 Index, August 2017 Settlement	765	14,639,018	470,363
S&P 500 E-mini Index, September 2017 Settlement	2,711	334,537,400	(138,955)
S&P/TSX 60 Index, September 2017 Settlement	122	17,406,344	(24,741)
Soybean Meal, January 2018 Settlement	154	5,035,800	276,853
Soybean, September 2017 Settlement	12	599,700	(54,738)
Soybean, January 2018 Settlement	39	1,981,200	54,469
Sugar No.11, October 2017 Settlement	220	3,673,824	(227,075)
Sugar No.11, March 2018 Settlement	750	13,104,000	(709,436)
U.S. Treasury 10-Year Note, September 2017 Settlement	134	16,869,344	(100,608)
U.S. Treasury Long Bond, September 2017 Settlement	767	117,327,031	(259,455)
Wheat, December 2017 Settlement	296	7,396,300	1,028,748
WTI Crude, January 2018 Settlement	128	6,467,840	(460,499)

TOTAL FUTURES CONTRACTS SOLD		$1,190,639,299	$(4,915,029)

FUTURES CONTRACTS PURCHASED
Amsterdam Index, August 2017 Settlement	32	$3,954,069	$15,468
Australian Dollar, September 2017 Settlement	3,195	255,408,268	5,521,103
British Pound, September 2017 Settlement	3,473	286,891,506	2,097,657
CAC 40 Index, August 2017 Settlement	287	17,293,250	(392,771)
Canadian Dollar, September 2017 Settlement	4,592	369,013,120	9,303,719
Cocoa, September 2017 Settlement	210	4,326,000	132,641
Copper, December 2017 Settlement	88	6,407,500	544,901
Corn, September 2017 Settlement	260	4,819,750	(187,370)
DAX Index, December 2017 Settlement	150	53,714,753	(2,885,775)
Euro Fx, September 2017 Settlement	3,273	485,242,706	9,254,286
Euro Stoxx 50 Index, December 2017 Settlement	2,700	109,727,253	(3,743,544)
FTSE 100 Index, December 2017 Settlement	750	71,940,310	(297,766)
FTSE China Index, August 2017 Settlement	1,279	15,156,150	46,294
Gasoline RBOB, January 2018 Settlement	242	15,195,180	1,275,724
Globex Natural Gas, November 2017 Settlement	75	2,190,000	(45,376)
Gold 100 Oz., October 2017 Settlement	774	98,305,740	1,257,212
Gold 100 Oz., December 2017 Settlement	877	111,677,180	155,888
Hang Seng Index, August 2017 Settlement	89	15,512,444	230,715
Henry Hub Natural Gas, October 2017 Settlement	1,178	8,346,130	(295,665)
IBEX 35 Index, August 2017 Settlement	320	39,772,522	(3,818)
Japanese Yen, September 2017 Settlement	2,117	240,570,588	1,267,357
Lean Hogs, August 2017 Settlement	119	3,822,280	(141,032)
Lean Hogs, December 2017 Settlement	231	5,590,200	(240,864)
Live Cattle, August 2017 Settlement	114	5,107,200	(498,295)
Live Cattle, December 2017 Settlement	152	6,879,520	(317,732)
Low Sulphur Gasoil, January 2018 Settlement	318	15,224,250	1,133,950
MSCI Taiwan Index, August 2017 Settlement	669	26,091,000	(16,897)
Nasdaq 100 E-mini Index, December 2017 Settlement	400	47,114,000	1,621,116
Natural Gas, January 2018 Settlement	175	5,552,750	(248,786)
Nikkei 225 Index, December 2017 Settlement	700	125,719,987	24,120,700
Russell 2000 Mini Index, September 2017 Settlement	622	44,298,840	(274,122)
S&P 500 E-mini Index, December 2017 Settlement	3,800	468,521,000	15,066,036
SGX Nifty 50 Index, August 2017 Settlement	882	17,826,984	182,030
Silver, September 2017 Settlement	159	13,344,870	6,481
Silver, December 2017 Settlement	175	14,773,500	36,230
Soybean Oil, January 2018 Settlement	751	15,892,662	524,177
Soybean, November 2017 Settlement	1,406	70,809,675	355,815
SPI 200 Index, September 2017 Settlement	134	15,171,480	(44,481)
Wheat, September 2017 Settlement	412	9,774,700	(1,428,974)
WTI Crude, September 2017 Settlement	3,545	177,852,650	7,184,888

TOTAL FUTURES CONTRACTS PURCHASED		$3,304,831,967	$70,271,120

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
BNP	08/02/2017	Brazilian Real	1,243,370,208	U.S. Dollars	382,558,665	$14,595,391
BNP	08/11/2017	Brazilian Real	157,148,500	U.S. Dollars	50,000,000	318,565
BNP	08/14/2017	Brazilian Real	329,680,700	U.S. Dollars	105,000,000	502,382
BNP	08/18/2017	Brazilian Real	78,599,900	U.S. Dollars	25,000,000	133,815
BNP	08/21/2017	Brazilian Real	484,553,750	U.S. Dollars	154,000,000	856,407
BNP	08/23/2017	Brazilian Real	246,223,500	U.S. Dollars	77,600,000	1,059,372
Morgan Stanley	10/04/2017	British Pound	48,642,842	U.S. Dollars	63,238,127	1,088,005
Morgan Stanley	10/03/2017	Canadian Dollar	57,418,367	U.S. Dollars	44,325,501	1,760,835
Morgan Stanley	10/04/2017	Colombian Peso	63,501,066,240	U.S. Dollars	20,670,920	442,562
Morgan Stanley	10/04/2017	Czech Koruna	19,744,252	U.S. Dollars	865,217	35,231
Morgan Stanley	08/29/2017	Euro	60,000,000	Mexican Peso	1,243,018,750	1,693,106
Morgan Stanley	08/02/2017	Euro	4,521,327	Norwegian Krone	42,119,550	2
Morgan Stanley	08/21/2017	Euro	8,000,000	Norwegian Krone	74,456,800	7,501
Morgan Stanley	08/25/2017	Euro	43,600,000	Polish Zloty	186,215,600	(97,735)
Morgan Stanley	08/01/2017	Euro	17,081,688	Swedish Krona	162,812,400	55,642
Morgan Stanley	08/07/2017	Euro	32,500,000	Swedish Krona	312,585,000	(243,700)
Morgan Stanley	08/08/2017	Euro	32,500,000	Swedish Krona	312,584,025	(243,747)
Morgan Stanley	08/24/2017	Euro	19,800,000	Turkish Lira	82,312,560	273,054
Morgan Stanley	10/04/2017	Hungarian Forint	234,352,677	U.S. Dollars	865,217	49,880
Morgan Stanley	10/05/2017	Indian Rupee	87,571,804	U.S. Dollars	1,336,566	20,118
Morgan Stanley	10/04/2017	Indonesian Rupiah	18,091,757,376	U.S. Dollars	1,336,566	12,721
Morgan Stanley	10/04/2017	Japanese Yen	7,084,717,380	U.S. Dollars	62,994,864	1,451,899
Morgan Stanley	08/01/2017	Mexican Peso	2,399,411,250	U.S. Dollars	135,696,335	(938,669)
Morgan Stanley	08/08/2017	Mexican Peso	1,434,983,200	U.S. Dollars	80,000,000	531,715
Credit Suisse	08/08/2017	Mexican Peso	2,748,527,938	U.S. Dollars	153,500,000	748,265
Credit Suisse	08/10/2017	Mexican Peso	597,908,838	U.S. Dollars	33,500,000	44,001
Morgan Stanley	08/10/2017	Mexican Peso	175,382,000	U.S. Dollars	10,000,000	(160,684)
Morgan Stanley	08/21/2017	Mexican Peso	356,346,000	U.S. Dollars	20,000,000	(43,566)
Credit Suisse	08/21/2017	Mexican Peso	528,968,700	U.S. Dollars	30,000,000	(376,182)
Morgan Stanley	08/28/2017	Mexican Peso	884,490,000	U.S. Dollars	50,000,000	(521,488)
Morgan Stanley	10/04/2017	Mexican Peso	480,310,463	U.S. Dollars	26,042,121	669,650
Morgan Stanley	10/05/2017	New Taiwan Dollar	294,800,563	U.S. Dollars	9,667,177	115,134
Morgan Stanley	10/04/2017	New Zealand Dollar	20,066,099	U.S. Dollars	14,629,189	421,551
Morgan Stanley	08/02/2017	Norwegian Krone	42,119,550	Euro	4,500,000	25,142
Morgan Stanley	08/08/2017	Norwegian Krone	149,852,800	Euro	16,000,000	113,207
Morgan Stanley	08/09/2017	Norwegian Krone	107,247,275	Euro	11,500,000	22,445
Morgan Stanley	08/21/2017	Norwegian Krone	428,609,600	Euro	46,000,000	18,331
Morgan Stanley	10/03/2017	Philippine Peso	492,252,653	U.S. Dollars	9,667,177	47,862
Morgan Stanley	10/04/2017	Polish Zloty	36,036,336	U.S. Dollars	9,667,177	352,232
BNP	08/07/2017	Russian Ruble	593,028,500	U.S. Dollars	10,000,000	(88,375)
Morgan Stanley	10/04/2017	Singapore Dollar	1,193,394	U.S. Dollars	865,217	16,161
Morgan Stanley	08/02/2017	South African Rand	313,377,200	U.S. Dollars	23,988,925	(236,982)
Credit Suisse	08/03/2017	South African Rand	287,492,100	U.S. Dollars	22,000,000	(191,745)
BNP	08/16/2017	South Korean Won	12,900,125,000	U.S. Dollars	11,500,000	19,055
Morgan Stanley	08/01/2017	Swedish Krona	162,812,400	Euro	17,000,000	41,065
Morgan Stanley	08/07/2017	Swedish Krona	809,457,460	Euro	84,700,000	(7,597)
Morgan Stanley	08/08/2017	Swedish Krona	543,540,100	Euro	57,000,000	(152,942)
Morgan Stanley	10/04/2017	Swedish Krona	9,890,569	U.S. Dollars	1,172,702	56,429
Credit Suisse	08/07/2017	Turkish Lira	113,683,960	U.S. Dollars	32,000,000	243,936
Morgan Stanley	10/03/2017	Turkish Lira	36,769,396	U.S. Dollars	10,138,527	118,267
Morgan Stanley	10/04/2017	U.S. Dollars	16,591,990	Australian Dollar	21,711,581	(759,354)
BNP	08/02/2017	U.S. Dollars	396,045,391	Brazilian Real	1,243,370,208	(1,108,666)
BNP	08/03/2017	U.S. Dollars	500,000	Brazilian Real	1,572,700	(4,346)
BNP	08/14/2017	U.S. Dollars	131,500,000	Brazilian Real	418,886,665	(2,549,524)
BNP	08/18/2017	U.S. Dollars	49,000,000	Brazilian Real	156,898,000	(1,171,124)
BNP	08/21/2017	U.S. Dollars	96,000,000	Brazilian Real	306,180,160	(1,850,774)
BNP	08/25/2017	U.S. Dollars	71,000,000	Brazilian Real	225,538,600	(1,023,741)
BNP	08/28/2017	U.S. Dollars	44,000,000	Brazilian Real	139,150,000	(410,812)
Morgan Stanley	10/04/2017	U.S. Dollars	11,868,960	Brazilian Real	40,128,954	(859,844)
Morgan Stanley	10/04/2017	U.S. Dollars	20,670,920	Chilean Peso	13,793,704,916	(527,172)
Morgan Stanley	10/04/2017	U.S. Dollars	11,262,123	Euro	9,862,445	(451,147)
Morgan Stanley	10/04/2017	U.S. Dollars	29,472,881	Israeli New Shekel	102,928,142	503,699
Morgan Stanley	08/01/2017	U.S. Dollars	135,489,380	Mexican Peso	2,399,411,250	731,714
Morgan Stanley	08/08/2017	U.S. Dollars	238,000,000	Mexican Peso	4,348,393,700	(6,033,243)
Credit Suisse	08/10/2017	U.S. Dollars	45,000,000	Mexican Peso	829,575,000	(1,540,982)
Morgan Stanley	08/21/2017	U.S. Dollars	113,000,000	Mexican Peso	2,027,633,500	(553,497)
Morgan Stanley	08/28/2017	U.S. Dollars	189,500,000	Mexican Peso	3,360,219,100	1,528,807
Morgan Stanley	08/31/2017	U.S. Dollars	38,000,000	Mexican Peso	671,251,000	468,120
Morgan Stanley	10/04/2017	U.S. Dollars	1,022,958	Norwegian Krone	8,539,653	(64,272)
Morgan Stanley	10/04/2017	U.S. Dollars	9,667,177	Peruvian Sol	31,802,112	(77,198)
BNP	08/07/2017	U.S. Dollars	32,100,000	Russian Ruble	1,938,613,800	(301,164)
Morgan Stanley	10/03/2017	U.S. Dollars	865,217	Russian Ruble	52,214,981	2,912
Morgan Stanley	08/02/2017	U.S. Dollars	23,863,018	South African Rand	313,377,200	111,075
Morgan Stanley	08/03/2017	U.S. Dollars	18,900,000	South African Rand	251,558,150	(182,418)
Morgan Stanley	08/24/2017	U.S. Dollars	22,200,000	South African Rand	291,019,800	200,125
Morgan Stanley	10/04/2017	U.S. Dollars	865,217	South African Rand	11,569,509	(3,569)
BNP	08/08/2017	U.S. Dollars	10,500,000	South Korean Won	11,715,375	38,867
Morgan Stanley	10/11/2017	U.S. Dollars	10,138,527	South Korean Won	11,644,098,260	(264,718)
Morgan Stanley	10/04/2017	U.S. Dollars	76,172,799	Swiss Franc	72,904,986	493,564
Morgan Stanley	08/07/2017	U.S. Dollars	41,500,000	Turkish Lira	151,120,550	(1,361,995)

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$7,636,847

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

EQUITY CORRELATION SWAPS

DESCRIPTION	COUNTERPARTY	NOTIONAL VALUE		UNREALIZED APPRECIATION
EQUITY CORRELATION SWAPS SOLD
SX5E Index, 10/26/16 - 12/15/17, Strike Price 58%, pay realized rate	Goldman Sachs	$118,380	(1)	$28,315

TOTAL EQUITY CORRELATION SWAPS SOLD				$28,315

(1)	Notional value reflects correlation exposure per point times 100.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

EQUITY VARIANCE SWAPS

DESCRIPTION	COUNTERPARTY	NOTIONAL VALUE		UNREALIZED APPRECIATION (DEPRECIATION)
EQUITY VARIANCE SWAPS SOLD
SPLV5UE Index, 10/3/16 - 10/3/17, Strike Price 5.70, pay realized rate	Morgan Stanley	$1,000	(1)	$1,118

TOTAL EQUITY VARIANCE SWAPS SOLD				$1,118

EQUITY VARIANCE SWAPS PURCHASED
SX5E Index, 11/3/16 - 12/15/17, Strike Price 24.35%, receive realized rate accrued when spot above 1490.	Goldman Sachs	$236,759	(2)	$(10,069)

TOTAL EQUITY VARIANCE SWAPS PURCHASED				$(10,069)

(1)	Notional value reflects vega notional.
(2)	Notional value reflects variance notional multiplied by 100[2].

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows:

Stone Ridge All Asset Variance Risk Premium Fund
Cost of investments	$1,570,478,156

Gross unrealized appreciation	$1,961,166
Gross unrealized depreciation	(25,872,168)

Net unrealized depreciation	$(23,911,002)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services - Investment Companies.

Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management, LLC (the “Adviser”) to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the Valuation Date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the net asset value (“NAV”) has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2017:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$11,551,468	$12,111,762	$—	$23,663,230
Money Market Funds	395,606,751	—	—	395,606,751
U.S. Treasury Bills	—	1,127,297,173	—	1,127,297,173

Total Assets	$407,158,219	$1,139,408,935	$—	$1,546,567,154

Liabilities
Written Options	$(168,498,299)	$(59,888,581)	$—	$(228,386,880)

Total Liabilities	$(168,498,299)	$(59,888,581)	$—	$(228,386,880)

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$32,039,819	$—	$32,039,819
Unrealized depreciation on forward currency contracts	—	(24,402,972)	—	(24,402,972)
Unrealized appreciation on futures contracts	84,582,679	—	—	84,582,679
Unrealized depreciation on futures contracts	(19,226,588)	—	—	(19,226,588)
Unrealized appreciation on swap contracts	—	29,433	—	29,433
Unrealized depreciation on swap contracts	—	(10,069)	—	(10,069)

Total	$65,356,091	$7,656,211	$—	$73,012,302

*	Other financial instruments are derivatives, such as futures, forward currency contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Derivative Transactions – The Fund engaged in derivatives for hedging and speculative purposes during the period ended July 31, 2017. The use of derivatives included options, futures, swaps and forward currency contracts.

Futures Contracts — The Fund may purchase and sell futures contracts and has held futures contracts during the period ended July 31, 2017. The Fund may use futures contracts to gain exposure or to hedge asset classes such as equities, currencies, commodities and fixed income. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended July 31, 2017, was $1,549,644,790 for long contracts and $832,774,730 for short contracts.

Options — The Fund may purchase and write call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call and put options during the period ended July 31, 2017. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended July 31, 2017 was $159,327,678.

Transactions in written options during the period ended July 31, 2017 were as follows:

Call Options	CONTRACTS/NOTIONAL	PREMIUMS
Outstanding, beginning of period	2,600,092,872	$92,058,137
Options written	47,949,461,594	599,069,729
Options terminated in closing transactions	(1,175,016,606)	(19,601,872)
Options exercised	(5,727,741,042)	(173,705,697)
Options expired	(34,029,678,355)	(367,603,649)

Outstanding, end of period	9,617,118,463	$130,216,648

Put Options	CONTRACTS/NOTIONAL	PREMIUMS
Outstanding, beginning of period	610,073,525	$50,341,250
Options written	14,929,427,815	543,520,322
Options terminated in closing transactions	(73,781)	(21,226,358)
Options exercised	(6,255,215,564)	(165,529,774)
Options expired	(7,108,103,835)	(341,526,269)

Outstanding, end of period	2,176,108,160	$65,579,171

Forward Currency Contracts – The Fund may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended July 31, 2017 was $1,027,604,543 for long contracts and $1,520,830,142 for short contracts.

Swaps

Correlation Swaps – The Fund may enter into correlation swaps. Correlation swaps are transactions in which counterparties agree to buy or sell the future realized correlation on an underlying reference basket of securities or instruments at a specific level over a fixed period. Correlation swaps are subject to all the risks of OTC derivatives generally, including counterparty risks (if the counterparty fails to meet its obligations) and the risk that the Adviser is incorrect in forecasts of correlation on the underlying reference basket. The average notional amount of correlation swaps held during the period ended July 31, 2017 was $109,546 for short contracts.

Credit Default Swaps – The Fund may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower’s or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer. If the Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond. If the Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond. If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount. Risks of credit default swaps include all the risks of OTC derivatives generally, including counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. In addition, if the Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing. The average notional amount of credit default swaps during the period ended July 31, 2017 was $156,651,300 for contracts in which the Fund purchased protection.

Volatility Swaps and Variance Swaps – The Fund may enter into volatility and/or variance swaps. Volatility swaps and variance swaps are transactions in which counterparties agree to economically buy or sell volatility or variance (which equals volatility squared), as the case may be, of the underlying reference at a specific level over a fixed period. Volatility and variance swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying reference. The average notional amount of volatility and variance swaps held during the period ended July 31, 2017 was $197,136 for long contracts and $1,000 for short contracts.

Consolidated Statement of Assets — Values of Derivatives at July 31, 2017

	ASSET DERIVATIVES

RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options

Equity contracts	Investments, at fair value	$22,376,668
Foreign exchange contracts	Investments, at fair value	979,000
Volatility contracts	Investments, at fair value	307,562

Futures

Commodity contracts	Net assets - Unrealized appreciation*	14,860,618
Equity contracts	Net assets - Unrealized appreciation*	42,277,939
Foreign exchange contracts	Net assets - Unrealized appreciation*	27,444,122

Forwards

Foreign exchange contracts	Unrealized appreciation on forward currency contracts	32,039,819

Swaps

Equity contracts	Unrealized appreciation on swap contracts**	29,433

Total		$140,315,161

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Consolidated Statement of Liabilities — Values of Derivatives at July 31, 2017

	LIABILITY DERIVATIVES

RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options

Commodity contracts	Written options, at fair value	$70,233,864
Credit contracts	Written options, at fair value	1,468,550
Equity contracts	Written options, at fair value	63,572,962
Foreign exchange contracts	Written options, at fair value	84,480,841
Interest rate contracts	Written options, at fair value	7,382,651
Volatility contracts	Written options, at fair value	1,248,012

Futures

Commodity contracts	Net assets - Unrealized depreciation*	6,834,363
Equity contracts	Net assets - Unrealized depreciation*	11,662,892
Interest rate contracts	Net assets - Unrealized depreciation*	729,333

Forwards

Foreign exchange contracts	Unrealized depreciation on forward currency contracts	24,402,972

Swaps

Equity contracts	Unrealized depreciation on swap contracts**	10,069

Total		$272,026,509

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust III
By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and
Principal Executive Officer

Date: 9/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and
Principal Executive Officer

Date: 9/28/2017

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer, Principal Financial Officer, Chief
Financial Officer and Chief Accounting Officer

Date: 9/28/2017

*	Print the name and title of each signing officer under his or her signature.